TANGIBLE FIXED ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
TANGIBLE FIXED ASSETS
Schedule of tangible fixed assets

USDm	2022	2021	2020
Land and buildings
Cost:
Balance as of 01 January	10.9	11.7	10.4
Exchange rate adjustment	(0.3)	(0.1)	—
Additions	0.3	0.1	1.3
Additions from business combinations	1.1	—	—
Disposals	—	(0.8)	—
Balance as of 31 December	12.0	10.9	11.7

Depreciation:
Balance as of 01 January	6.1	4.6	2.3
Exchange rate adjustment	(0.2)	—	—
Disposals	—	(0.8)	—
Depreciation for the year	2.3	2.3	2.3
Balance as of 31 December	8.2	6.1	4.6

Carrying amount as of 31 December	3.8	4.8	7.1

USDm	2022	2021	2020
Vessels and capitalized dry-docking
Cost:
Balance as of 01 January	2,443.3	2,160.1	2,064.2
Additions	77.2	290.3	102.5
Disposals	(14.2)	(40.9)	(29.8)
Transferred from prepayments	55.1	78.6	148.1
Transferred to assets held for sale	(140.2)	(44.8)	(124.9)
Balance as of 31 December	2,421.2	2,443.3	2,160.1

Depreciation:
Balance as of 01 January	475.0	406.2	360.6
Disposals	(14.2)	(40.9)	(29.8)
Depreciation for the year	133.7	126.2	118.4
Transferred to assets held for sale	(50.7)	(16.5)	(43.0)
Balance as of 31 December	543.8	475.0	406.2

Impairment:
Balance as of 01 January	30.5	31.4	28.8
Impairment losses on tangible fixed assets1)	2.7	4.6	11.1
Transferred to assets held for sale	(11.7)	(5.5)	(8.5)
Balance as of 31 December	21.5	30.5	31.4

Carrying amount as of 31 December	1,855.9	1,937.8	1,722.5

1)	For additional information regarding impairment considerations, please refer to Note 10.

NOTE 8 – continued

Included in the carrying amount for “Vessels and capitalized dry-docking” are capitalized dry-docking costs in the amount of USD 50.1m (2021: USD 65.9m, 2020: USD 66.1m).

Included in the carrying amount for “Vessels and capitalized dry-docking” are vessels on short-term time charter leases (as lessor) in the amount of USD 13.7m (2021: 398.8m, 2020: 488.2m). Please refer to Note 22 for expected redelivery of the vessels.

USDm	2022	2021	2020
Prepayments on vessels
Cost:
Balance as of 01 January	12.0	12.0	95.0
Additions	43.1	78.6	65.1
Transferred to vessels	(55.1)	(78.6)	(148.1)
Balance as of 31 December	—	12.0	12.0

Carrying amount as of 31 December	—	12.0	12.0

During the year, borrowing costs of USD nil (2021: 0.6m, 2020: nil) have been capitalized. The capitalization rate in 2021 was 3.7% and in 2020: 0.0%.

USDm	2022	2021	2020
Other plant and operating equipment
Cost:
Balance as of 01 January	9.3	7.6	8.1
Exchange rate adjustment	(0.2)	(0.1)	—
Additions	0.8	1.9	3.8
Additions from business combinations	1.6	—	—
Disposals	(0.7)	(0.1)	(4.3)
Transfers	(0.3)	—	—
Balance as of 31 December	10.5	9.3	7.6

Depreciation:
Balance as of 01 January	3.0	0.8	3.8
Exchange rate adjustment	(0.2)	(0.1)	—
Disposals	(0.6)	(0.1)	(4.2)
Depreciation for the year	2.8	2.4	1.2
Transfers	(0.1)	—	—
Balance as of 31 December	4.9	3.0	0.8

Carrying amount as of 31 December	5.6	6.3	6.8